Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$468,441.87

Principal:
Principal Collections	$8,996,649.84
Prepayments in Full	$2,878,778.63
Liquidation Proceeds	$64,423.68
Recoveries	$80,967.35
Sub Total	$12,020,819.50
Collections	$12,489,261.37

Purchase Amounts:
Purchase Amounts Related to Principal	$328,340.35
Purchase Amounts Related to Interest	$1,886.46
Sub Total	$330,226.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,819,488.18

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,819,488.18
Servicing Fee	$112,039.31	$112,039.31	$0.00	$0.00	$12,707,448.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,707,448.87
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,707,448.87
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,707,448.87
Interest - Class A-4 Notes	$21,467.84	$21,467.84	$0.00	$0.00	$12,685,981.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,685,981.03
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$12,618,507.28
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,618,507.28
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$12,568,521.45
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,568,521.45
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$12,505,381.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,505,381.45
Regular Principal Payment	$11,919,140.99	$11,919,140.99	$0.00	$0.00	$586,240.46
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$586,240.46
Residual Released to Depositor	$0.00	$586,240.46	$0.00	$0.00	$0.00
Total		$12,819,488.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,919,140.99
Total					$11,919,140.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,919,140.99	$87.14	$21,467.84	$0.16	$11,940,608.83	$87.30
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$11,919,140.99	$7.40	$202,067.42	$0.13	$12,121,208.41	$7.53

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$19,970,079.60	0.1460015	$8,050,938.61	0.0588605
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$130,460,079.60	0.0810276	$118,540,938.61	0.0736247

Pool Information
Weighted Average APR	4.086%	4.113%
Weighted Average Remaining Term	18.70	18.02
Number of Receivables Outstanding	18,506	17,601
Pool Balance	$134,447,167.16	$122,070,142.01
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$130,460,079.60	$118,540,938.61
Pool Factor	0.0816714	0.0741528

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$3,529,203.40
Targeted Overcollateralization Amount	$3,529,203.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,529,203.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$108,832.65
(Recoveries)		135	$80,967.35
Net Loss for Current Collection Period			$27,865.30
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2487%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.2974%
Second Preceding Collection Period			1.2919%
Preceding Collection Period			0.2802%
Current Collection Period			0.2607%
Four Month Average (Current and Preceding Three Collection Periods)			0.7825%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,556	$11,828,544.38
(Cumulative Recoveries)			$2,253,583.30
Cumulative Net Loss for All Collection Periods			$9,574,961.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5816%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,128.97
Average Net Loss for Receivables that have experienced a Realized Loss			$1,723.36

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.68%	326	$3,270,972.66
61-90 Days Delinquent	0.32%	38	$388,642.98
91-120 Days Delinquent	0.06%	5	$69,942.03
Over 120 Days Delinquent	0.68%	53	$824,781.35
Total Delinquent Receivables	3.73%	422	$4,554,339.02

Repossession Inventory:
Repossessed in the Current Collection Period		8	$102,161.64
Total Repossessed Inventory		21	$299,893.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4956%
Preceding Collection Period			0.5025%
Current Collection Period			0.5454%
Three Month Average			0.5145%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer